Leases (HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member])	12 Months Ended
Dec. 31, 2011
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Leases of Lessee Disclosure [Text Block]
17. Leases

On November 14, 2011, the Company entered into a sale and leaseback arrangement whereby the fiber infrastructure and electric appliances of three cable entities were sold to and leased back from a financial leasing company for a lease loan of $11,058,581 (RMB69,679,017.17). On the same date, the Company repaid the first rental of $3,123,207 (RMB19,679,017.17). The balances of lease loan will be repaid by seven instalments starting from February 14, 2012. The lease period was three years and expired on November 13, 2014. No interest expense was incurred for the year ended December 31, 2011. At December 31, 2011, the net carrying amounts of fiber infrastructure and electric appliances recorded under capital leases was $8,980,056.

Below is the schedule of future minimum capital lease obligations as of December 31, 2011:

Capital Leases
Year ending December 31,
2012	$3,747,956
2013	3,481,174
2014	1,740,587

Total minimum lease payments	8,969,717
Less: amount representing interest (6.65%)	1,034,343

Present value of minimum capital lease payments	7,935,374
Less: obligations under capital leases, current portion	3,026,297

Obligations under capital leases less current portion	$4,909,077